INVESTMENTS - Summarized Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Kibali [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 123	$ 92
Other current assets	225	194
Current assets	348	286
Non-current assets	3,896	3,905
Assets	4,244	4,191
Current financial liabilities (excluding trade, other payables & provisions)	307	13
Other current liabilities	149	126
Current liabilities	456	139
Non-current financial liabilities (excluding trade, other payables & provisions)	771	51
Other non-current liabilities	820	785
Non-current liabilities	1,591	836
Total liabilities	2,047	975
Total equity	2,197	3,216
Net assets (net of non-controlling interests)	2,015	3,095
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	97	77
Other current assets	143	151
Current assets	240	228
Non-current assets	402	405
Assets	642	633
Current financial liabilities (excluding trade, other payables & provisions)	2	9
Other current liabilities	90	95
Current liabilities	92	104
Non-current financial liabilities (excluding trade, other payables & provisions)	4	4
Other non-current liabilities	9	6
Non-current liabilities	13	10
Total liabilities	105	114
Total equity	537	519
Net assets (net of non-controlling interests)	537	519
Zaldivar [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	38	72
Other current assets	571	559
Current assets	609	631
Non-current assets	2,014	2,013
Assets	2,623	2,644
Current financial liabilities (excluding trade, other payables & provisions)	86	90
Other current liabilities	121	125
Current liabilities	207	215
Non-current financial liabilities (excluding trade, other payables & provisions)	50	87
Other non-current liabilities	599	542
Non-current liabilities	649	629
Total liabilities	856	844
Total equity	1,767	1,800
Net assets (net of non-controlling interests)	1,767	1,800
Current inventories	$ 448	$ 443